Share-based Compensation - Assumptions Used in Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate% - %, minimum	2.66%	1.52%	1.52%
Risk-free interest rate% - %, maximum	3.03%	2.30%	2.40%
Expected term (in years)		6 years 29 days
Expected volatility% - %, minimum	64.27%	77.80%	77.80%
Expected volatility% - %, maximum	68.58%	80.00%	79.70%
Expected dividend rate%	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years		6 years 29 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 29 days		9 years 9 months